Disposal of Subsidiaries (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Sep. 25, 2023
Disposal of Subsidiaries [Line Items]
Gain or loss on disposal
BU Production [Member]
Disposal of Subsidiaries [Line Items]
Disposal of equity interest, percentage		50.00%